Put Option Liability - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Percentage of series A preferred shares subscribed	70.00%
Change in fair value of put option		$ (150)	$ (150)	$ (150)
QUALCOMM
Derivative [Line Items]
Percentage of legal ownership	70.00%
Percentage of series A preferred shares subscribed	30.00%